SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Summary of Share Capital) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Value of authorized share capital	$ 3,000	$ 3,000
Value of issued and fully paid share capital	$ 1,380	$ 1,278
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares issued (in shares)	138,022,940	127,810,064
Common stock issued, par value (in usd per share)	$ 0.01	$ 0.01